Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2026-1

Collection Period	02/01/26-02/28/26
Determination Date	3/9/2026
Distribution Date	3/16/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,256,697,470.98
2.	Collections allocable to Principal		$47,339,279.22
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$94,455.18
5.	Pool Balance on the close of the last day of the related Collection Period		$1,209,263,736.58
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		79,477
7.	Initial Pool Balance		$1,306,533,362.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$267,164,804.17	$219,731,069.77
	b. Class A-2a Note Balance	$250,000,000.00	$250,000,000.00
	c. Class A-2b Floating Rate Note Balance	$170,500,000.00	$170,500,000.00
	d. Class A-3 Note Balance	$420,500,000.00	$420,500,000.00
	e. Class A-4 Note Balance	$85,160,000.00	$85,160,000.00
	f. Class B Note Balance	$26,130,000.00	$26,130,000.00
	g. Class C Note Balance	$17,640,000.00	$17,640,000.00
	h. Class D Note Balance	$13,070,000.00	$13,070,000.00
	i. Note Balance (sum a - h)	$1,250,164,804.17	$1,202,731,069.77
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.8427912	0.6931579
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9616652	0.9251777
10.	Overcollateralization Target Amount		6,532,666.81
11.	Current overcollateralization amount (Pool Balance - Note Balance)		6,532,666.81
12.	Weighted Average Coupon		8.78%
13.	Weighted Average Original Term	months	67.20
14.	Weighted Average Remaining Term	months	57.10
15.	30 day Average SOFR for the accrual period ending 3/15/2026		3.65819%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/15/2026		4.02819%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,669,565.71
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,669,565.71
18.	Principal:
	a. Collections allocable to Principal		$47,339,279.22
	b. Liquidation Proceeds allocable to Principal		$81,566.78
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$47,420,846.00
19.	Total Finance Charge and Principal Collections (17d + 18d)		$56,090,411.71
20.	Interest Income from Collection Account		$140,769.58
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$56,231,181.29

Available Funds
23.	Available Collections	$56,231,181.29
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$56,231,181.29
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,047,247.89
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,047,247.89
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$762,621.93
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$762,621.93
	e. Class A-2a Monthly Interest	$806,250.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$806,250.00
	i. Class A-2b Monthly Interest	$515,104.80
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$515,104.80
	m. Class A-3 Monthly Interest	$1,415,683.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,415,683.33
	q. Class A-4 Monthly Interest	$296,640.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$296,640.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$93,632.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$93,632.50
32.	Secondary Principal Distributable Amount	$10,191,067.59
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$66,738.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$66,738.00
34.	Tertiary Principal Distributable Amount	$17,640,000.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$53,695.92
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$53,695.92

36.	Quaternary Principal Distributable Amount	$13,070,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$45,958,682.63
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,532,666.81
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,669,565.71
	b. Total Daily Deposits of Principal Collections	$47,420,846.00
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$140,769.58
	e. Total Deposits to Collection Account (sum a - d)	$56,231,181.29
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,047,247.89
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$51,444,101.55
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,739,831.85
	f. Total Withdrawals from Collection Account (sum a - e)	$56,231,181.29
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$762,621.93
	b. Class A-2a Interest Distribution	$806,250.00
	c. Class A-2b Interest Distribution	$515,104.80
	d. Class A-3 Interest Distribution	$1,415,683.33
	e. Class A-4 Interest Distribution	$296,640.67
	f. Class B Interest Distribution	$93,632.50
	g. Class C Interest Distribution	$66,738.00
	h. Class D Interest Distribution	$53,695.92
	i. Class A-1 Principal Distribution	$47,433,734.40
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$51,444,101.55
46.	Withdrawals
	a. Class A-1 Distribution	$48,196,356.33
	b. Class A-2a Distribution	$806,250.00
	c. Class A-2b Distribution	$515,104.80
	d. Class A-3 Distribution	$1,415,683.33
	e. Class A-4 Distribution	$296,640.67
	f. Class B Distribution	$93,632.50
	g. Class C Distribution	$66,738.00
	h. Class D Distribution	$53,695.92
	i. Total Withdrawals from Note Payment Account (sum a - h)	$51,444,101.55

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,739,831.85
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,739,831.85
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,266,333.41
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,266,333.41
51.	Investment Earnings	$8,929.69
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,275,263.10
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$8,929.69
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,266,333.41
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,047,247.89
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$51,444,101.55
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,739,831.85
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$8,929.69
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$48,196,356.33
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$806,250.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$515,104.80
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,415,683.33
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$296,640.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$93,632.50
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$66,738.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$53,695.92
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,739,831.85

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	384	$5,706,623.17
	b. 61 to 90 days past due	83	$1,425,349.73
	c. 91 to 120 days past due	0	$0.00
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	467	$7,131,972.90
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		0.5898%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	3	$94,455.18
77.	Recoveries	4	$81,566.78
78.	Net Losses (Ln 76 - Ln 77)		$12,888.40
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0010%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	5	$134,346.49
81.	Recoveries	5	$82,666.78
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$51,679.71
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0040%
84.	Average Net Loss on Defaulted Receivables		$10,335.94

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$1,431,255.26
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,256,697,470.98
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.11%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer